Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

The following is a summary of other current liabilities as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Professional service fee	6,319	1,235
Advertising expense payables	2,703	5,369
Promotional expense payables	5,862	4,639
Others	5,582	6,121
Total	20,466	17,364

The following is a summary of other current liabilities as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
Professional service fee	9,391	6,319
Advertising expense payables	5,893	2,703
Promotional expense payables	1,099	5,862
Others	7,308	5,582
Total	23,691	20,466